Cost of materials	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Cost of materials
8.	Cost of materials
The following table shows the breakdown of the cost of materials:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Raw materials and consumables used	13,007	7,736	4,715
Costs for services purchased	2,427	2,888	1,506
Total	15,434	10,624	6,221
Included in the cost of materials are write downs for the year ended December 31, 2022, in the amount of €5,601 thousand (2021: €2,039 thousand, 2020: €0).
The write-downs for the year ended December 31, 2022, refer to materials relevant for production of CONDOR Mk1, CONDOR Mk2 and CONDOR MEO. The write-downs for the year ended December 31, 2021, refer to materials relevant for production of CONDOR Mk1 and CONDOR Mk2. The corresponding raw materials were written down to their recoverable amount.